LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

10.   LEASES

Leases of motor vehicles and logistic equipment as Lessor

The Group provides direct financing and sales-type leases of motor vehicles and logistic equipment, primarily to transportation service providers that meet the Group’s credit assessment requirements. The lease terms range from two to ten years, do not contain contingent rental income clauses, and are fully collateralized by assets the Group can repossess in the event of default. Initial direct costs were insignificant for all periods presented. The lease agreements include lease payments that are fixed, do not contain residual value guarantees or variable lease payments. The Group generally either grants the lessee an option at the end of the lease term to purchase the underlying asset that the lessee is reasonably certain to exercise or ownership of the underlying asset transfers to the lessee for a nominal amount.

The net investment in direct financing and sales-type leases are presented as “Lease rental receivables” on the consolidated balance sheets as follows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Current assets:
Direct financing leases	402,633	369,147	56,574
Sales-type leases	80,730	127,980	19,614
	483,363	497,127	76,188
Non-current assets:
Direct financing leases	775,420	344,425	52,785
Sales-type leases	217,840	303,253	46,476
	993,260	647,678	99,261
Total	1,476,623	1,144,805	175,449

10.   LEASES (CONTINUED)

Leases of motor vehicles and logistic equipment as Lessor (continued)

The net investment in direct financing and sales-type leases consisted of:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$

Total minimum lease payments receivable	1,693,161	1,296,869	198,754
Less: Executory costs	—	—	—
Minimum lease payments receivable	1,693,161	1,296,869	198,754
Less: Allowance for credit losses	(11,014)	(14,296)	(2,191)
Net minimum lease payments receivable	1,682,147	1,282,573	196,563
Unguaranteed residuals	—	—	—
Less: Unearned income	(205,524)	(137,768)	(21,114)
Net investment in financing leases	1,476,623	1,144,805	175,449
Current portion	483,363	497,127	76,188
Non-current portion	993,260	647,678	99,261

For the years ended December 31, 2018, 2019 and 2020, the Group recorded RMB94,172, RMB106,040 and RMB85,285 (US$13,071) of interest income from direct financing and sales-type leases as a lessor in “Revenue - Capital” on its consolidated statements of comprehensive loss.

Losses incurred with respect to default on lease receivables were insignificant for all periods presented. As of December 31, 2019 and 2020, the allowance for credit losses recorded against lease rental receivables were RMB11,014 and RMB14,296 (US$2,191), respectively. Accordingly, risk of default with respect to these receivables is remote. The effect of adopting ASU 2016-13 was RMB5,065 (US$776) to the opening balance of lease rental receivables.

Future minimum lease payments to be received for the direct financing and sales-type leases for each of the five succeeding fiscal years as of the December 31, 2020 are as follows:

	As at December 31
	2020
	RMB	US$
For the year ending December 31, 2021	464,432	71,179
For the year ending December 31, 2022	457,386	70,097
For the year ending December 31, 2023	195,797	30,007
For the year ending December 31, 2024	101,447	15,547
For the year ending December 31, 2025	46,974	7,199
Thereafter	16,537	2,534
Total minimum lease payments	1,282,573	196,563
Unearned income	(137,768)	(21,114)
Net investment in direct financing and sales-type leases	1,144,805	175,449

10.   LEASES (CONTINUED)

Failed sale-leaseback transactions as buyer-lessor

The Group has certain failed sales-leaseback transactions of certain motor vehicles and logistic equipment in which the Group acts as buyer-lessor but the seller-lessee does not transfer the control of the leased asset to the Group. The internal rate of return is used in the computation of interest income which is recorded in “Revenue - Capital” in the Group’s consolidated statement of comprehensive loss and was insignificant for the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019, and 2020, the Group recorded RMB357,191 and RMB695,543 (US$ 106,597) under “Prepayments and other current assets”, respectively, RMB303,033 and RMB490,761 (US$75,212) under “Other non-current assets”, respectively. Prior year’s comparative figures of RMB167,549 and RMB84,516 under “Lease rental receivables” and “Lease rental receivables non-current” respectively as of December 31, 2019 have been reclassified to “Prepayments and other current assets and “Other non-current assets” of RMB167,549 and RMB84,516 respectively to conform to the current year’s presentation.

Financing and operating leases as Lessee

The Group has operating leases for certain offices, warehouses, hub and sortation center facilities and equipment and financing leases for certain machinery and electronic equipment as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to twenty years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

	For the years ended December 31
	2019	2020	2020
	RMB	RMB	US$
Operating lease cost	1,194,534	1,276,501	195,632
Short-term lease cost	124,269	162,342	24,880
Financing lease cost:
Amortization of ROU assets	3,390	3,355	514
Interest	304	245	38

Total lease cost	1,322,497	1,442,443	221,064

10.   LEASES (CONTINUED)

Financing and operating leases as Lessee (continued)

	For the years ended December 31
	2019	2020	2020
Other information	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,191,587	1,429,951	219,150
Operating cash flows from financing leases	304	245	38
Financing cash flows from financing leases	1,215	1,179	181
ROU assets obtained in exchange for new operating lease liabilities	1,512,448	908,441	139,225
ROU obtained in exchange for new finance lease liabilities	1,054	2,023	310
Weighted-average remaining lease term (in years):
Operating leases	5.41	3.94
Financing leases	2.75	3.25
Weighted-average discount rate:
Operating leases	7.74%	7.64%
Financing leases	7.38%	5.19%

For the year ended December 31, 2019, total lease costs of RMB1,269,946, RMB15,575,and RMB33,282 were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

For the year ended December 31, 2020, total lease costs of RMB1,382,741 (US$211,914), RMB13,220 (US$2,026), and RMB42,882 (US$6,572) were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

Future minimum lease payments for operating and financing leases as of December 31, 2020 are as follows:

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31,2021	1,207,647	185,080	1,753	267
For the year ended December 31,2022	1,033,372	158,371	1,231	189
For the year ended December 31,2023	876,146	134,275	989	152
For the year ended December 31,2024	672,721	103,099	532	81
For the year ended December 31,2025	422,324	64,724	115	18
Thereafter	571,516	87,589	—	—
Total minimum lease payments	4,783,726	733,138	4,620	707
Less: imputed interest	756,092	115,876	341	52
Total lease liability balance	4,027,634	617,262	4,279	655

Minimum payments related to leases not yet commenced as of December 31, 2020	749,130	114,809	—	—